Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000016090 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000016090 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000016090 | 58733R102 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016090 | L8681T102 | Spotify Technology S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016090 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016090 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016090 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016090 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016090 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000016090 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000016090 | Consumer Discretionary93403J106
Holdings [Line Items]
Percent of Total Investments	99.70%
C000016090 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000016090 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016090 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000016090 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000016090 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000016090 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000016090 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000016090 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000016090 | Communications
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000135444 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000135444 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000135444 | 58733R102 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135444 | L8681T102 | Spotify Technology S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135444 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000135444 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135444 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135444 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135444 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135444 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135444 | Consumer Discretionary93403J106
Holdings [Line Items]
Percent of Total Investments	99.70%
C000135444 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000135444 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000135444 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000135444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000135444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000135444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000135444 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000135444 | Communications
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000016092 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000016092 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000016092 | 58733R102 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016092 | L8681T102 | Spotify Technology S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016092 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016092 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016092 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016092 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016092 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000016092 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000016092 | Consumer Discretionary93403J106
Holdings [Line Items]
Percent of Total Investments	99.70%
C000016092 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000016092 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000016092 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000016092 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000016092 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000016092 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000016092 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000016092 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000016092 | Communications
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000016036 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016036 | SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016036 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016036 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016036 | McDonald's Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016036 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016036 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016036 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016036 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016036 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000016036 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	17.90%
C000016036 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000016036 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000016036 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000016036 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000016036 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016036 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000016036 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000016036 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016036 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	69.90%
C000016036 | Equities46435U135
Holdings [Line Items]
Percent of Total Investments	6.00%
C000016036 | Futures3EF6C 100_20260120_L_WEDX
Holdings [Line Items]
Percent of Total Investments	6.20%
C000016036 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016036 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000016036 | Equity
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000135443 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000135443 | SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135443 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135443 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000135443 | McDonald's Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000135443 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000135443 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000135443 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000135443 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135443 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135443 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	17.90%
C000135443 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000135443 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000135443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000135443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000135443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000135443 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000135443 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000135443 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	69.90%
C000135443 | Equities46435U135
Holdings [Line Items]
Percent of Total Investments	6.00%
C000135443 | Futures3EF6C 100_20260120_L_WEDX
Holdings [Line Items]
Percent of Total Investments	6.20%
C000135443 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000135443 | Equity
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000016038 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016038 | SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016038 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016038 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016038 | McDonald's Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016038 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016038 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016038 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016038 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016038 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000016038 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	17.90%
C000016038 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000016038 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000016038 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000016038 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000016038 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016038 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000016038 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000016038 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016038 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	69.90%
C000016038 | Equities46435U135
Holdings [Line Items]
Percent of Total Investments	6.00%
C000016038 | Futures3EF6C 100_20260120_L_WEDX
Holdings [Line Items]
Percent of Total Investments	6.20%
C000016038 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016038 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000016038 | Equity
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000212570 | Ambac Assurance Corporation, 5.1, 2169-06-07
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000212570 | MBIA Global Funding, LLC, 0, 2033-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000212570 | GS Mortgage Securities Trust, 5.166, 2044-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000212570 | JP Morgan Chase Commercial Mortgage Securities, 3.91, 2030-05-05
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212570 | COMM Mortgage Trust, 3.922, 2045-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212570 | JP Morgan Chase Commercial Mortgage Securities, 4.964, 2045-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212570 | Commercial Mortgage Pass Through Certificates, 3.4, 2030-10-05
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212570 | CG-CCRE Commercial Mortgage Trust, 5.015, 2031-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212570 | WFRBS Commercial Mortgage Trust, 3.817, 2046-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212570 | JP Morgan Chase Commercial Mortgage Securities, 5.582, 2043-11-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212570 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	4.60%
C000212570 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000212570 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000212570 | Non-Agency Residential Mortgage Backed SecuritiesBCC08AKC1
Holdings [Line Items]
Percent of Total Investments	79.80%
C000212570 | Financials023138AA8
Holdings [Line Items]
Percent of Total Investments	14.70%
C000212570 | Financial Services27828H204
Holdings [Line Items]
Percent of Total Investments	0.70%
C000212570 | OtherFFW01DFSL
Holdings [Line Items]
Percent of Total Investments	0.20%
C000212570 | Non-Agency MBS CMO
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212570 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212570 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212570 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000212570 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000212570 | CMO
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212570 | CDO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000212570 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000212570 | Non-Agency Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000212571 | Ambac Assurance Corporation, 5.1, 2169-06-07
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000212571 | MBIA Global Funding, LLC, 0, 2033-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000212571 | GS Mortgage Securities Trust, 5.166, 2044-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000212571 | JP Morgan Chase Commercial Mortgage Securities, 3.91, 2030-05-05
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212571 | COMM Mortgage Trust, 3.922, 2045-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212571 | JP Morgan Chase Commercial Mortgage Securities, 4.964, 2045-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212571 | Commercial Mortgage Pass Through Certificates, 3.4, 2030-10-05
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212571 | CG-CCRE Commercial Mortgage Trust, 5.015, 2031-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212571 | WFRBS Commercial Mortgage Trust, 3.817, 2046-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212571 | JP Morgan Chase Commercial Mortgage Securities, 5.582, 2043-11-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212571 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	4.60%
C000212571 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000212571 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000212571 | Non-Agency Residential Mortgage Backed SecuritiesBCC08AKC1
Holdings [Line Items]
Percent of Total Investments	79.80%
C000212571 | Financials023138AA8
Holdings [Line Items]
Percent of Total Investments	14.70%
C000212571 | Financial Services27828H204
Holdings [Line Items]
Percent of Total Investments	0.70%
C000212571 | OtherFFW01DFSL
Holdings [Line Items]
Percent of Total Investments	0.20%
C000212571 | Non-Agency MBS CMO
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212571 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212571 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212571 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000212571 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000212571 | CMO
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212571 | CDO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000212571 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000212571 | Non-Agency Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000212569 | Ambac Assurance Corporation, 5.1, 2169-06-07
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000212569 | MBIA Global Funding, LLC, 0, 2033-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000212569 | GS Mortgage Securities Trust, 5.166, 2044-08-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000212569 | JP Morgan Chase Commercial Mortgage Securities, 3.91, 2030-05-05
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212569 | COMM Mortgage Trust, 3.922, 2045-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212569 | JP Morgan Chase Commercial Mortgage Securities, 4.964, 2045-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212569 | Commercial Mortgage Pass Through Certificates, 3.4, 2030-10-05
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212569 | CG-CCRE Commercial Mortgage Trust, 5.015, 2031-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212569 | WFRBS Commercial Mortgage Trust, 3.817, 2046-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212569 | JP Morgan Chase Commercial Mortgage Securities, 5.582, 2043-11-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212569 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	4.60%
C000212569 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000212569 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000212569 | Non-Agency Residential Mortgage Backed SecuritiesBCC08AKC1
Holdings [Line Items]
Percent of Total Investments	79.80%
C000212569 | Financials023138AA8
Holdings [Line Items]
Percent of Total Investments	14.70%
C000212569 | Financial Services27828H204
Holdings [Line Items]
Percent of Total Investments	0.70%
C000212569 | OtherFFW01DFSL
Holdings [Line Items]
Percent of Total Investments	0.20%
C000212569 | Non-Agency MBS CMO
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212569 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212569 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212569 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000212569 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000212569 | CMO
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212569 | CDO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000212569 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000212569 | Non-Agency Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000078667 | Catalyst Systematic Alpha Fund
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000078667 | United States Treasury Bill, 0, 2026-09-03
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078667 | AQR Long-Short Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078667 | Catalyst/CIFC Senior Secured Income Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078667 | Rational/Pier 88 Convertible Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000078667 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000078667 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000078667 | Alternative00203H438
Holdings [Line Items]
Percent of Total Investments	93.30%
C000078667 | U.S. Treasury Obligations912797RS8
Holdings [Line Items]
Percent of Total Investments	6.40%
C000078667 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078667 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078667 | Open-End Funds
Holdings [Line Items]
Percent of Net Asset Value	80.90%
C000169251 | Catalyst Systematic Alpha Fund
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000169251 | United States Treasury Bill, 0, 2026-09-03
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169251 | AQR Long-Short Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169251 | Catalyst/CIFC Senior Secured Income Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169251 | Rational/Pier 88 Convertible Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169251 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000169251 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169251 | Alternative00203H438
Holdings [Line Items]
Percent of Total Investments	93.30%
C000169251 | U.S. Treasury Obligations912797RS8
Holdings [Line Items]
Percent of Total Investments	6.40%
C000169251 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169251 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169251 | Open-End Funds
Holdings [Line Items]
Percent of Net Asset Value	80.90%
C000169252 | Catalyst Systematic Alpha Fund
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000169252 | United States Treasury Bill, 0, 2026-09-03
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169252 | AQR Long-Short Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169252 | Catalyst/CIFC Senior Secured Income Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169252 | Rational/Pier 88 Convertible Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169252 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000169252 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169252 | Alternative00203H438
Holdings [Line Items]
Percent of Total Investments	93.30%
C000169252 | U.S. Treasury Obligations912797RS8
Holdings [Line Items]
Percent of Total Investments	6.40%
C000169252 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169252 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169252 | Open-End Funds
Holdings [Line Items]
Percent of Net Asset Value	80.90%
C000047568 | United States Treasury Bill, 3.2348, 2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000047568 | United States Treasury Bill, 3.4379, 2026-06-11
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000047568 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	34.30%
C000047568 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000047568 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000047568 | U.S. Treasury Obligations912797PD3
Holdings [Line Items]
Percent of Total Investments	65.70%
C000169250 | United States Treasury Bill, 3.2348, 2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000169250 | United States Treasury Bill, 3.4379, 2026-06-11
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000169250 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	34.30%
C000169250 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000169250 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000169250 | U.S. Treasury Obligations912797PD3
Holdings [Line Items]
Percent of Total Investments	65.70%
C000047570 | United States Treasury Bill, 3.2348, 2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000047570 | United States Treasury Bill, 3.4379, 2026-06-11
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000047570 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	34.30%
C000047570 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000047570 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000047570 | U.S. Treasury Obligations912797PD3
Holdings [Line Items]
Percent of Total Investments	65.70%
C000216242 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216242 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216242 | Global Payments, Inc., 1.5, 2031-03-01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216242 | ON Semiconductor Corporation, 0.5, 2029-03-01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216242 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216242 | Ventas Realty, L.P., 3.75, 2026-06-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216242 | Digital Realty Trust, L.P., 1.875, 2029-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216242 | American Water Capital Corporation, 3.625, 2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216242 | Ares Management Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216242 | Uber Technologies, Inc., 0.875, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216242 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.30%
C000216242 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216242 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216242 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000216242 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000216242 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000216242 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000216242 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216242 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000216242 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000216242 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	14.30%
C000216242 | Utilities018802AC2
Holdings [Line Items]
Percent of Total Investments	54.60%
C000216242 | Financials03769M304
Holdings [Line Items]
Percent of Total Investments	27.80%
C000216242 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216243 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216243 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216243 | Global Payments, Inc., 1.5, 2031-03-01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216243 | ON Semiconductor Corporation, 0.5, 2029-03-01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216243 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216243 | Ventas Realty, L.P., 3.75, 2026-06-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216243 | Digital Realty Trust, L.P., 1.875, 2029-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216243 | American Water Capital Corporation, 3.625, 2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216243 | Ares Management Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216243 | Uber Technologies, Inc., 0.875, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216243 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.30%
C000216243 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216243 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216243 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000216243 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000216243 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000216243 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000216243 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216243 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000216243 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000216243 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	14.30%
C000216243 | Utilities018802AC2
Holdings [Line Items]
Percent of Total Investments	54.60%
C000216243 | Financials03769M304
Holdings [Line Items]
Percent of Total Investments	27.80%
C000216243 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216241 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216241 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216241 | Global Payments, Inc., 1.5, 2031-03-01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216241 | ON Semiconductor Corporation, 0.5, 2029-03-01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216241 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216241 | Ventas Realty, L.P., 3.75, 2026-06-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216241 | Digital Realty Trust, L.P., 1.875, 2029-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216241 | American Water Capital Corporation, 3.625, 2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216241 | Ares Management Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216241 | Uber Technologies, Inc., 0.875, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216241 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.30%
C000216241 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216241 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216241 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000216241 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000216241 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000216241 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000216241 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216241 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000216241 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000216241 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	14.30%
C000216241 | Utilities018802AC2
Holdings [Line Items]
Percent of Total Investments	54.60%
C000216241 | Financials03769M304
Holdings [Line Items]
Percent of Total Investments	27.80%
C000216241 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172993 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000172993 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000172993 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000172993 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	59.40%
C000172993 | Cash & Equivalent31846V450
Holdings [Line Items]
Percent of Total Investments	40.60%
C000172994 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000172994 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000172994 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000172994 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	59.40%
C000172994 | Cash & Equivalent31846V450
Holdings [Line Items]
Percent of Total Investments	40.60%
C000172995 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000172995 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000172995 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000172995 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	59.40%
C000172995 | Cash & Equivalent31846V450
Holdings [Line Items]
Percent of Total Investments	40.60%
C000252107 | SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000252107 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000252107 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.70%
C000252107 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000252107 | Equity
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000252107 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	93.30%
C000252105 | SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000252105 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000252105 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.70%
C000252105 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000252105 | Equity
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000252105 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	93.30%
C000252106 | SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000252106 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000252106 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.70%
C000252106 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000252106 | Equity
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000252106 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	93.30%